Goodwill and Other Intangible Assets (Details 7) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	$ 217	$ 243
Core Deposit Intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	72	83
Other intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	39	37
Purchased Credit Card Relationships [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	80	97
Other credit card- related intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	$ 26	$ 26